Share-based payment	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share-based payment
27.	Share-based payment

(a)	Share Incentive Plan and Share Incentive Scheme
Genetron Health had two previous employee share incentive plans for its key employees, key management and consultants, which were approved by its board of directors and became effective in January 2017 and June 2018, respectively. The purpose is to provide incentives and rewards to eligible participants for their contribution or potential contribution to the Group and to recruit and retain high calibre persons who are valuable to the Group. The incentive shares had included 6,792,300 shares of Genetron Health (equivalent to 33,961,500 shares of the Company with each share of Genetron Health having been converted to five shares of the Company in July 2019).
In July 2019, the Group adopted the 2019 Genetron Health Share Incentive Plan (the “2019 Plan”) under which the awards completely replaced all options granted under previous similar share incentive plans. In October 2019, the Group further adopted the 2019 Genetron Health Share Incentive Scheme (the “2019 Scheme”) with substantially the same terms. The 2019 Plan and 2019 Scheme provide for the issuance of up to an aggregate of 33,961,500 and 20,830,100 of the Company’s ordinary shares respectively, out of which 22,555,620 ordinary shares have been issued but deemed not outstanding as at December 31, 2020.
Pursuant to the plans, a grantee has the right to subscribe for the ordinary shares at a price determined by the board of directors of the Company. The awards granted can only vest if the performance conditions (including certain annual performance rating and sales or development performance indicator, which have been defined on grant date) and service conditions are met. The service condition of the awards granted to employees and key management is usually four years since the grant date and 25% of the granted awards are progressively vested on each anniversary of the grant date. The service condition for consultants is one to three years. The grantees are entitled to subscribe for underlying shares only if an IPO is achieved, provided that the service condition is also met. As of each grant date before IPO on June 19, 2020, management believed achievement of the IPO was probable. Grantees who leave the Group before the exercisable date will lose their entitlement to the vested awards. Awards granted typically expire in ten years from the grant date as stated in grant agreements.
Participation in the plans is at the discretion of the board of directors of the Company and no individual has contractual right to participate in the plans or receive any guaranteed benefits.

Set out below are movements of awards during the reported periods.

	Year ended December 31,
	2018			2019			2020
	Exercise price		Number of awards	Exercise price		Number of awards	Exercise price (Note (iii))		Number of awards
Outstanding at beginning of the year	RMB	1.00	1,624,456	RMB	1.00	4,578,933	US$	0.03	23,481,970
Granted during the year	RMB	1.00	3,205,000	RMB	1.00	713,840	US$	0.88	3,035,000
Forfeited before Reorganization (Note (i))	RMB	1.00	(250,523)	RMB	1.00	(47,507)		—	—
Share sub-division upon Reorganization (Note 24(ii))		—	—	US$	0.03	18,321,704		—	—
Forfeited after Reorganization (Note (i))		—	—	US$	0.03	(85,000)	US$	0.03	(300,702)

Outstanding at end of the year	RMB	1.00	4,578,933	US$	0.03	23,481,970	US$	0.13	26,216,268

Exercisable at end of the year (Note (ii))		—	—		—	—	US$	0.03	14,897,089

Note:

(i)	The shares are forfeited if the employment terminates or the performance condition is not met.
(ii)	Awards are only exercisable upon completion of IPO or after other vesting periods.
(iii)	Exercise prices are shown as weighted average as applicable.
The weighted average remaining contractual lives of awards outstanding as at the years ended December 31, 2019 and 2020 are 8.0 years and 7.3 years, respectively.
Fair value of awards granted
The Group used the discounted cash flow method to determine the underlying equity fair value and adopted equity allocation model to determine the fair value of the underlying ordinary shares prior to IPO, subsequent to which the fair value of the shares is calculated based on the quoted market price of the Company’s shares at the respective grant date.
Based on the fair value of underlying ordinary shares, the Group used Binominal option-pricing model to determine the fair value of awards as at each of the grant dates. Key assumptions for the awards granted are set as below:

Year of grant	2017	2018	Before July 2019	After July 2019	2020
Fair values at grant date
- (RMB per share of Genetron Health) (Note)	10.83	28.19	36.32	—	—
- (US$ per share of the Company) (Note)	—	—	—	1.25	1.76 - 2.38

Exercise prices
- (RMB per share of Genetron Health) (Note)	1.00	1.00	1.00	—	—
- (US$ per share of the Company) (Note)	—	—	—	0.03	0.03 - 0.99

Risk-free interest rates	2.51%	2.94%	2.09%	1.69%	0.64% - 0.67%
Dividend yield	nil	nil	nil	nil	nil
Expected volatilities	55.08%	53.48%	50.20%	48.80%	54.90% - 55.10%
Expected term	10 years	10 years	10 years	10 years	10 years

Note:
Each share of Genetron Health was converted to five shares of the Company upon the Reorganization in July 2019 when the exercise price of all then existing awards was modified from RMB1.00 per share of Genetron Health to US$0.03 per share of the Company without impact on their values.
(b)	Restriction of ordinary shares held by Founders
On May 7, 2015, an aggregate of 16,527,600 ordinary shares of Genetron Health at par value of RMB1.00 per share were issued to three directors, who are also Founders of Genetron Health. In accordance with Series A financing agreement on July 17, 2015, all the 16,527,600 ordinary shares held by the individual Founders were put in escrow since that date with a five-year service condition (which was subsequently fulfilled during 2020). Such restriction was deemed as a compensatory arrangement for services to be provided by the Founders and therefore accounted for as a share-based compensation arrangement.
The Group applied Binomial model to determine the fair value of this share-based payment as RMB3.12 per share on the grant date. Key assumptions included risk-free interest rate of 1.70%, expected volatility of 50.00%, dividend yield of nil and expected terms of 5 years based on best estimates.
As modified since Series B financing in September 2016, one sixtieth of the award became vested on a monthly basis over five years provided that the Founders remained employment relationship with Genetron Health. Under the Series C financing in October 2017, the shares owned by one of the Founders were no longer subject to the five-year service condition and his then 2,540,650 restricted shares were vested immediately on the modification date. Accordingly, the unrecognized grant date fair value of those shares were accelerated and recognized as share-based compensation expenses on the modified date.
If the Founders terminated service, the Group had to repurchase the shares put in escrow at RMB1.00 per share, which was considered a leaver provision and recorded in other payables and accruals to be released proportionally as the restricted shares were progressively released from escrow.
The movement of the restricted shares for the years ended December 31, 2018, 2019 and 2020 are summarized as below:

Number of restricted shares (in thousands)
Outstanding at January 1, 2018	6,222
Vested and released	(2,409)

Outstanding at December 31, 2018	3,813

Outstanding at January 1, 2019	3,813
Vested and released before Reorganization	(1,204)
Share sub-division upon Reorganization (Note 24(ii))	10,439
Vested and released after Reorganization	(6,024)

Outstanding at December 31, 2019	7,024

Outstanding at January 1, 2020	7,024
Vested and released	(7,024)

Outstanding at December 31, 2020	—

(c)	Share-based payment to a Founder
Pursuant to the Series A preferred shares agreement in July 2015, a Founder was granted the right to subscribe for shares of Genetron Health amounted to 3% to 5% of its total shares outstanding at par value of RMB1.00 per share if the appraised value of Genetron Health reached RMB590 million before Series B preferred shares financing. The shares had a five-year service condition (which was subsequently fulfilled during 2020).
The market condition of target appraised value was met in 2016 and the Founder was allowed to subscribe for 2,173,600 shares (representing 5% of the total number of ordinary and preferred shares then outstanding) of Genetron Health at RMB1.00 per share. The shares were paid up in 2017 and the funds received represent a leaver provision being recorded in other payables and accruals as Genetron Health had to pay such amount to repurchase the shares if the service condition was not met.
The Group applied Binomial model to determine the fair value of this share-based payment as RMB1.79 per share on the grant date. Key assumptions included probability of achieving the market condition, risk-free interest rate of 0.51%, expected volatility of 55.80%, dividend yield of nil and expected terms of 1.5 years based on best estimates.

(d)	Share-based compensation expenses were charged in the following categories in the consolidated statements of loss:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Cost of revenue	234	446	300
Selling expenses	1,186	2,720	3,906
Administrative expenses	22,259	25,940	15,013
Research and development expenses	5,965	6,778	10,732

	29,644	35,884	29,951